FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of the Fair Value Hierarchy) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets
Loans at fair value	$ 121,679	¥ 791,681	¥ 371,033
Available-for-sale investments	148,049	963,253	1,158,000
Liabilities
Payable to investors at fair value	$ 17,436	113,445	418,686
Recurring
Assets
Cash and cash equivalents		1,857,175	968,225
Restricted cash		1,805,693	1,218,286
Loans at fair value		791,681	371,033
Available-for-sale investments		963,253	1,158,000
Total Assets		5,417,802	3,715,544
Liabilities
Payable to investors at fair value		113,445	418,686
Total Liabilities		113,445	418,686
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents		1,857,175	968,225
Restricted cash		1,805,693	1,218,286
Available-for-sale investments		34,753
Total Assets		3,697,621	2,186,511
Recurring | Level 2 Inputs
Assets
Available-for-sale investments		928,500	1,158,000
Total Assets		928,500	1,158,000
Recurring | Level 3 Inputs
Assets
Loans at fair value		791,681	371,033
Total Assets		791,681	371,033
Liabilities
Payable to investors at fair value		113,445	418,686
Total Liabilities		¥ 113,445	¥ 418,686